Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Forekast limited [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment

4. Property, plant and equipment

	Office equipment, furniture and fittings	Renovation	System design and development	Total
	USD	USD	USD	USD
Cost
As at January 1, 2023	29,785	7,117	22,513	59,415
Additions	49,167	11,174	513	60,854
Write off	(15,513)	(6,864)	(756)	(23,133)
Effect of changes in exchange rate	(1,437)	(321)	(929)	(2,687)
As at December 31, 2023/January 1, 2024	62,002	11,106	21,341	94,449
Additions	2,458	-	-	2,458
Effect of changes in exchange rate	1,700	296	568	2,564
As at December 31, 2024	66,160	11,402	21,909	99,471

Accumulated depreciation
As at January 1, 2023	24,866	4,336	8,339	37,541
Charge for the financial year	5,314	974	1,929	8,217
Write off	(13,566)	(4,411)	(490)	(18,467)
Effect of changes in exchange rate	(978)	(159)	(353)	(1,490)
As at December 31, 2023/January 1, 2024	15,636	740	9,425	25,801
Charge for the financial year	7,470	1,114	1,846	10,430
Effect of changes in exchange rate	590	46	294	930
As at December 31, 2024	23,696	1,900	11,565	37,161

Carrying amount

As at December 31, 2023	46,366	10,366	11,916	68,648

As at December 31, 2024	42,464	9,502	10,344	62,310